Redeemable Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 17, 2019 USD ($) $ / shares	Nov. 30, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Installment $ / shares	Dec. 31, 2018 USD ($) $ / shares shares
Proceed from issuance of redeemable convertible preferred stock | $				$ 126,758		$ 134,567
Minimum mandatory conversion of accrued dividends proceeds | $	$ 50,000
Recognized gain on extinguishment redeemable convertible preferred stock | $	117,600
Difference between net carrying value outstanding redeemable convertible preferred stock | $	415,100
Fair value of redeemable convertible preferred stock | $	297,500
Issuance costs of redeemable convertible preferred stock | $	$ 200
Expected term (in years)	2 years
Expected volatility	57.10%
Risk-free interest rate	1.72%
Accrued Dividends | $					$ 74,800
Proceeds before reduction for the underwriting discount, commissions and expenses | $					$ 40,000
Offering price per share					$ 17.30
Redemption rights					Prior to the Amendment, the redemption value was for cash at a price equal to the original issue price, less the per share amount repaid, plus any dividends accrued, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Redemption Request.
Number of installments | Installment					3
Payment period					30 days
Series A Preferred Stock | Minimum
Preferred stock conversion prices	$ 7.9000
Series A Preferred Stock | Maximum
Preferred stock conversion prices	10.5331
Series B Preferred Stock | Minimum
Preferred stock conversion prices	17.9125
Series B Preferred Stock | Maximum
Preferred stock conversion prices	19.9025
Series C Preferred Stock | Minimum
Preferred stock conversion prices	20.4729
Series C Preferred Stock | Maximum
Preferred stock conversion prices	20.4729
Series D Preferred Stock | Minimum
Preferred stock conversion prices	24.5690
Series D Preferred Stock | Maximum
Preferred stock conversion prices	18.6124
Redeemable Convertible Preferred Stock
Issuance of Series D redeemable convertible preferred stock,(shares) | shares				57,782,000		43,352,179
Issuance of Series D redeemable convertible preferred stock, per share				$ 0.001	$ 0.001	$ 0.001
Divident rate					8.00%
Net cash proceeds | $					$ 50,000
Percentage of shares outstanding					66.66%
Accrued Dividends | $					$ 84,300	$ 68,400
Voting Rights					The holders of the majority of the outstanding shares of Series A redeemable convertible preferred stock, exclusively and as a separate class, shall be entitled to elect a majority of the directors of the Company, and the holders of the majority of the outstanding shares of Series D redeemable convertible preferred stock, exclusively and as a separate class, shall be entitled to elect one director of the Company.
Redeemable Convertible Preferred Stock | Minimum
Expected term (in years)					3 years 8 months 26 days	4 years 8 months 26 days
Expected volatility					48.10%	48.80%
Risk-free interest rate					1.76%	2.51%
Redeemable Convertible Preferred Stock | Maximum
Expected term (in years)					7 years 6 months	8 years 6 months
Expected volatility					50.00%	50.10%
Risk-free interest rate					1.83%	2.59%
Series D Redeemable Convertible Preferred Stock
Issuance of Series D redeemable convertible preferred stock,(shares) | shares		43,352,179	43,352,179
Issuance of Series D redeemable convertible preferred stock, per share		$ 3.11	$ 3.11
Proceed from issuance of redeemable convertible preferred stock | $		$ 134,600	$ 134,600
Accrued Dividends | $					$ 9,500
Conversion price	24.5690				$ 18.6124
Adjusted conversion price					0.1671
Conversion of preferred stock into common stock shares					$ 0.1671
Liquidation preference	3.11
Redemption rights					Prior to the Amendment, the redemption value was for cash at a price equal to the original issue price, less the per share amount repaid, plus any dividends accrued, but unpaid, whether or not declared, together with any other dividends declared but unpaid in three equal annual installments starting with the first payment no later than thirty days following the receipt by the Company a Series D Redemption Request.
Series A Redeemable Convertible Preferred Stock
Conversion price	7.9000				$ 10.5331
Adjusted conversion price					0.0949
Conversion of preferred stock into common stock shares					0.0949
Liquidation preference	1.00
Series B Redeemable Convertible Preferred Stock
Conversion price	17.9125				19.9025
Adjusted conversion price					0.1139
Conversion of preferred stock into common stock shares					0.1139
Liquidation preference	2.2674
Series C Redeemable Convertible Preferred Stock
Conversion price	20.4729				20.4729
Adjusted conversion price					0.1266
Conversion of preferred stock into common stock shares					$ 0.1266
Liquidation preference	$ 2.5915